Derivative financial instruments and hedging activities - Summary of Fair Value of Derivative Instruments by Term to Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of fair value of derivative instruments [line items]
Derivatives	$ 113,488	$ 101,560
Derivative liabilities	109,927	98,543
At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	113,488	101,560
Derivative liabilities	109,927	98,543
Under 1 year [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	110,217	99,792
Derivative liabilities	108,407	97,415
Under 1 year [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	27,072	25,342
Derivative liabilities	26,507	25,495
1 to 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	33,755	28,568
Derivative liabilities	32,885	26,503
Over 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	52,661	47,650
Derivative liabilities	$ 50,535	$ 46,545